Earnings per share - Summary of earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ 5,753	€ (276,335)	€ 10,890	€ (45,661)	€ (326,237)	€ 8,242
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
Ordinary shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ 5,237	€ (250,212)	€ 10,890	€ (41,565)	€ (300,114)	€ 8,242
Weighted average number of ordinary shares outstanding (in shares)	179,449	167,868	168,480	179,449	168,172	168,480
Basic (loss) / profit per share (in euro per share)	€ 0.03	€ (1.49)	€ 0.06	€ (0.23)	€ (1.78)	€ 0.05
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ 5,237	€ (250,212)	€ 10,890	€ (41,565)	€ (300,114)	€ 8,242
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects	€ 5,238	€ (250,212)	€ 10,890	€ (41,565)	€ (300,114)	€ 8,242
Weighted average number of diluted ordinary shares outstanding (in shares)	179,704	167,868	168,480	179,449	168,172	168,480
Diluted earnings per share (in euro per share)	€ 0.03	€ (1.49)	€ 0.06	€ (0.23)	€ (1.78)	€ 0.05
Preference shares
Basic earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ 516	€ (26,123)	€ 0	€ (4,096)	€ (26,123)	€ 0
Weighted average number of basic preference shares outstanding (in shares)	17,684	23,579	0	17,684	23,579	0
Basic (loss) / profit per share (in euro per share)	€ 0.03	€ (1.11)	€ 0	€ (0.23)	€ (1.11)	€ 0
Diluted earnings per share [abstract]
(Loss) / Profit from continuing operations attributable to the owners of the parent	€ 516	€ (26,123)	€ 0	€ (4,096)	€ (26,123)	€ 0
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects	€ 515	€ (26,123)	€ 0	€ (4,096)	€ (26,123)	€ 0
Weighted average number of diluted preference shares outstanding (in shares)	17,684	23,579	0	17,684	23,579	0
Diluted earnings per share (in euro per share)	€ 0.03	€ (1.11)	€ 0	€ (0.23)	€ (1.11)	€ 0